Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 448,167	$ 496,870	$ 1,052,377	$ 932,147
Other comprehensive income (loss):
Net gain on derivatives (Note 12), net of tax of $(614), $(8,544), $(11,286) and $(4,217), respectively	3,315	54,185	70,513	22,619
Actuarial (loss) gain on pension obligations, net of tax of $487, nil, $487 and $(254), respectively	(3,411)	0	(3,411)	1,779
Total other comprehensive (loss) income	(96)	54,185	67,102	24,398
Comprehensive income	448,071	551,055	1,119,479	956,545
Comprehensive (income) loss attributable to non-controlling interest	(1)	(3,976)	3	(7,148)
Total comprehensive income attributable to AerCap Holdings N.V.	$ 448,070	$ 547,079	$ 1,119,482	$ 949,397